Derivative Instruments and Hedging Activities (Estimated Fair Values of Outstanding Derivative Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 39,526	¥ 27,260
Derivative liabilities	35,724	34,450
Designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	346	138
Derivative liabilities	11,976	14,241
Designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	160	497
Designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	10,281	13,713
Designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	12	43
Designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	286	95
Designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,535	31
Designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	48
Not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Derivative assets	39,180	27,122
Derivative liabilities	23,748	20,209
Not designated as hedging instrument | Interest rate contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	299	221
Not designated as hedging instrument | Interest rate contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	3,612	4,374
Not designated as hedging instrument | Interest rate contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	12	3
Not designated as hedging instrument | Interest rate contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	1,871	1,599
Not designated as hedging instrument | Foreign exchange contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	17,149	14,475
Not designated as hedging instrument | Foreign exchange contracts | Liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,281	620
Not designated as hedging instrument | Foreign exchange contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	34,737	24,382
Not designated as hedging instrument | Foreign exchange contracts | Other assets: Other
Derivatives, Fair Value [Line Items]
Derivative assets	366	157
Not designated as hedging instrument | Equity Contracts | Current liabilities: Other
Derivatives, Fair Value [Line Items]
Derivative liabilities	1,407	519
Not designated as hedging instrument | Equity Contracts | Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative assets	¥ 2,194	¥ 981